CONVERTIBLE DEBENTURE	12 Months Ended
Jan. 31, 2015
CONVERTIBLE DEBENTURE [Text Block]

NOTE 11 – CONVERTIBLE DEBENTURE

Pursuant to a subscription agreement with Austral Gold Limited’s (“Austral”) Argentine subsidiary Austral Gold Argentina S.A. (“Austral Argentina”), dated July 2, 2013, the Company issued a non-interest bearing, unsecured convertible debenture (the “Debenture”) in the principal amount of $2,300,000 with a maturity date on or before July 2, 2014 (the “Maturity Date”). The convertible debenture was convertible into 8,389,176 Units at a conversion price of US$0.274163 (CDN$0.2882) per Unit. Each Unit consists of one common share and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one common share at an exercise price of CDN$0.40 until July 2, 2018.

The Company was to pay all or any part of the principal amount due under the Debenture at any time on or before the Maturity Date, without penalty or prepayment premium, by way of conversion but, only to the extent that the Company has received repayments of the Loan Receivable, as described in Note 5 to these financial statements. Terms of the Debenture also limited conversion to a maximum amount of 19.9% of the Company’s common shares outstanding immediately after giving effect to such conversion.

The Company considered the guidance in the FASB Codification, and determined that the Debenture does not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was less than the conversion price. The fair value of the Debenture was charged to additional paid in capital as it has characteristics of an equity instrument since it may not be settled in cash.

The Company also considered whether the Units, once issued, contained an embedded derivative and concluded that they do not since they are denominated in Canadian dollars, the Company’s functional currency.

During the year ended January 31, 2015, the Company converted the remaining principal balance of $260,000 (2013-$2,040,000) of the convertible debenture. The partial conversion was effected at a conversion price of US$0.274163 (CDN$0.2882) per Unit and the Company issued 948,342 common shares and 474,171 warrants (2014- 7,440,834 common shares and 3,841,829 warrants). Each whole warrant entitles the holder to purchase one additional common share at an exercise price of CDN$0.40 until July 2, 2018. The relative fair value of the warrants in the amount of $29,107 (2014 - $353,726) was credited to additional paid in capital and $230,983 (2014 - $1,686,274) was credited to common shares. The Unit warrants were valued, using the Black Scholes valuation model, at each conversion date at prices ranging from $0.0322 -$0.0706 per warrant. The range of assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.64%-2.11%
Expected life of the warrants	4.29 - 4.96 years
Annualized volatility	87%-93%
Dividend rate	0%